Other Assets and Non-current Assets Held for Sale	12 Months Ended
Dec. 31, 2022
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Other Assets and Non-current Assets Held for Sale

Note 17 – Other Assets and Non-current Assets Held for Sale

a)	The detail of other assets is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Assets to be leased out as lessor (1)	16,012	29,241
Collateral for financial transactions (threshold)	456,749	582,448
Receivables from brokerage of financial instruments	18,467	33,137
Accounts receivable from third parties	43,000	88,736
Investment properties	2,536	1,169
VAT credit receivable	6,472	5,034
Prepaid expenses	30,189	27,538
Assets for revenue from contracts with customers	11,042	7,508
Other cash collateral provided (2)	2,920	2,997
Other assets	42,296	32,713
Totals	629,683	810,521
(1)	Property, plant and equipment acquired to be ceded under financial leases.
(2)	Includes payments made in advance for different services that will be received (leases, insurance, and others).

b)	The detail of non-currents assets held for sale is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Assets received in payment or foreclosed at judicial auction
Assets received in lieu of payment	12,873	10,170
Property, plant and equipment held for sale	7,827	478
Investment held for sale (1)	—	1,746
Total	20,700	12,394
(1)

The investment in companies held for sale includes the investment held in Nexus S.A. that provides support to the Bank, on November 30, 2021, subscribed a purchase and sale commitment for 100% of the shares held by the Bank. The Bank had recorded an asset of MCh$1,746 For further information see note 12. As of Decembre 2022, the bank received payments that amounts to MCh1,763 for the sale of its interest in Nexus S.A generating a gain of MCh17 for the transaction.